13F-HR
09/30/11

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

DCCapital@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York November 7, 2011

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value total:	$138,174

List of Other Included Managers:

No.	13F File Number		Name




<PAGE


















FORM 13F INFORMATION TABLE


























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE
SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)
PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE






























Alcoa Inc

COM

013817101

9570
1000000

SH



Sole



1000000


Allegheny Technologies

COM

01741R102

1850
50000

SH



Sole



50000


BP plc

ADR COM

055622104

10821
300000

SH



Sole



300000


Brunswick Corp

COM

117043109

4212
300000

SH



Sole



300000


CBS Corporation

Class B

124857202

9171
450000

SH



Sole





450000
Charming Shoppes

COM

161133103

94
36000

SH



Sole



36000


Chicos FAS Inc

COM

168615102

457
40000

SH



Sole



40000


Citigroup Inc

COM

172967101

6404
250000

SH



Sole



250000


Commercial Vehicle Group

COM

202608105

3285
500000

SH



Sole



500000


Delta Air Lines

COM

247361702

4500
600000

SH



Sole



600000


Eaton Corporation

COM

278058102

17750
500000

SH



Sole



500000


Greenbrier Companies Inc

COM

393657101

2884
247588

SH



Sole



247588


Humana Inc

COM

444859102

3637
50000

SH



Sole



50000


International Paper Co

COM

460146103

11625
500000

SH



Sole



500000


Liz Claiborne Inc

COM

539320101

1625
325000

SH



Sole



325000


Louisiana Pacific Corp

COM

546347105

5100
1000000

SH



Sole



1000000


MarineMax Inc

COM

567908108

194
29942

SH



Sole



29942


MetLife, Inc.

COM

59156R108

7003
250000

SH



Sole



250000


Noranda Aluminum Holding

COM

65542W107

5010
600000

SH



Sole



600000


Omnova Solutions Inc.

COM

682129101

895
250000

SH



Sole



250000


Oshkosh Corporation

COM

688239201

3148
200000

SH



Sole



200000


Schlumberger Ltd

COM

806857108

14933
250000

SH



Sole



250000


Textron Inc.

COM

883203101

2646
150000

SH



Sole



150000


United Continental Holding

COM

910047109

3876
200000

SH



Sole



200000


Whirlpool Corp

COM

963320106

7487
150000

SH



Sole



150000

